Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of amounts due to related parties

		December 31, 2025	June 30, 2026	June 30, 2026
	Note	HK$	HK$	US$
		(Audited)	(Unaudited)	(Unaudited)
Trend Up Investment (HK) Limited	(1)	4,240,125	3,013,411	384,266
Total		4,240,125	3,013,411	384,266
Less: operating lease liabilities - related party, current		(2,484,415)	(2,547,176)	(324,812)
Operating lease liabilities- related party, non-current		1,755,710	466,235	59,454
(1) Trend Up Investment (HK) Limited is wholly owned by Mr. Dawei Yuan, the Chief Executive Officer and Executive Director of the Company since November 25,2025. Mr. Yuan is also a sole director of Trend Up Investment (HK) Limited.

Schedule of amounts due to related parties	For the six months ended June 30, 2025 and 2026, the related party transactions were as follows:

		June 30, 2025	June 30, 2026	June 30, 2026
	Note	HK$	HK$	US$
		(Unaudited)	(Unaudited)	(Unaudited)
Office lease paid to Trend Up Investment (HK) Limited	(1)	-	1,320,000	168,324
(1) CAT entered into a two-year operating lease agreement for the occupancy of an office space with Trend Up Investment (HK) Limited that is wholly owned by the Chief Executive Officer and Executive Director of the Company.